Discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income:
Fees and commissions (1)	$ 10,021		$ 10,619		$ 9,811
Other income	26,828	[1]	36,103	[1]	2,262	[1]
Operating expenses:
Professional services	(4,053)		(4,151)		(3,977)
Net gain (loss) from discontinued operations	(681)		(420)		206
Segment, Discontinued Operations [Member]
Other income:
Fees and commissions (1)	2,683	[2]	2,942	[2]	3,621	[2]
Other income	20		0		181
Total other income	2,703		2,942		3,802
Operating expenses:
Salaries and other employee expenses	(1,535)		(1,443)		(1,247)
Depreciation and amortization	(21)		(27)		(39)
Professional services	(699)		(731)		(968)
Maintenance and repairs	(7)		(5)		(1)
Other operating expenses	(1,122)		(1,156)		(1,341)
Total operating expenses	(3,384)		(3,362)		(3,596)
Net gain (loss) from discontinued operations	$ (681)		$ (420)		$ 206

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Includes management fees from the investment fund for $2,588 thousand, $2,832 thousand, and $3,106 thousand in years 2012, 2011 y 2010, respectively.